Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future operating lease payments as of December 31, 2022 are as follows (in thousands):

Year ending December 31,	Amount
2023	$540
2024	565
2025	586
2026	604
2027	622
Thereafter	966

Gross lease payments	3,883
Less - Present value adjustments	(861)

Total operating lease liabilities	$3,022

Schedule Of Operating Lease Disclosure	Operating lease disclosures for the Company’s single operating lease as of December 31, 2022 were as follows:

Remaining lease term	6.5 years
Discount rate for operating lease liabilities	7.9%